UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21583

CLOUGH GLOBAL ALLOCATION FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Allocation Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1 – Schedule of Investments.

Clough Global Allocation Fund

Schedule of Investments

December 31, 2007 (unaudited)

	Shares	Value
COMMON STOCKS 107.14%
Agriculture 0.30%
Sadia S.A.(a)	38,000	$216,045
Smithfield Foods, Inc.(b)	17,400	503,208
		719,253
Consumer/Retail 3.52%
ASKUL Corp.	27,600	741,172
B&G Foods, Inc.	11,300	115,373
Belle International Holdings Ltd.	316,000	477,400
DSW, Inc.(b)	11,892	223,094
GOME Electrical Appliances Holdings Ltd.	472,200	1,199,061
Home Inns & Hotels Management, Inc.(b)	11,700	416,988
Hyundai Department Store Co. Ltd. - ADR(b)	11,322	1,439,365
Jardine Matheson Holdings Ltd.	32,366	896,538
Jardine Strategic Holdings Ltd.	25,814	405,280
Kraft Foods, Inc.	24,700	805,961
Lotte Shopping Co. Ltd.	1,700	750,067
Regal Hotels International Holdings Ltd.	3,743,900	307,294
Swire Pacific Ltd.	60,000	827,199
		8,604,792
Energy 32.27%
Alternative Energy Technologies 4.51%
China Sunergy Co. Ltd.(b)	2,400	39,648
Evergreen Solar, Inc. - ADR(b)	101,600	1,754,632
First Solar, Inc.(b)	5,700	1,522,698
JA Solar Holdings Co. Ltd. - ADR(b)	35,000	2,443,350
MEMC Electronic Materials, Inc.(b)	10,200	902,598
Sunpower Corp.(b)	10,987	1,432,595
Suntech Power Holdings Co. Ltd. - ADR(b)	35,500	2,922,360
		11,017,881
Coal 0.97%
CONSOL Energy, Inc.	31,100	2,224,272
Patriot Coal Corp.(b)	240	10,018
Peabody Energy Corp.	2,400	147,936
		2,382,226
Exploration & Production 10.82%
American Oil & Gas, Inc.(b)	9,757	56,591
Anadarko Petroleum Corp.	15,800	1,037,902
Apache Corp.	5,000	537,700
ATP Oil & Gas Corp.(b)	15,000	758,100
Chesapeake Energy Corp.(a)	88,300	3,461,360
ConocoPhillips	18,000	1,589,400
Devon Energy Corp.	18,200	1,618,162
Encana Corp.	10,700	727,172
Hess Corp.	14,300	1,442,298
InterOil Corp.(b)	15,500	298,530
Nexen, Inc.	4,300	138,761
OAO Gazprom - S.A.	48,100	2,727,270
Occidental Petroleum Corp.	11,000	846,890
Parallel Petro Corp.(b)	18,567	327,336
PetroHawk Energy Corp.(b)(c)	18,000	311,580
PetroHawk Energy Corp.(b)	76,700	1,327,677
Petroleo Brasileiro - S.A.	33,400	3,849,016
Range Resources Corp.	18,700	960,432
Southwestern Energy(b)	49,400	2,752,568
Ultra Petroleum Corp.(b)	14,800	1,058,200
XTO Energy, Inc.	12,250	629,160
		26,456,105
Oil Services and Drillers 14.27%
Baker Hughes, Inc.	14,000	1,135,400
Diamond Offshore Drilling, Inc.	19,000	2,698,000
Exterran Holdings, Inc.(b)	10,800	883,440
FMC Technologies, Inc.(b)	14,000	793,800
Halliburton Company	95,800	3,631,778
Helix Energy Solutions Group, Inc.(b)	19,900	825,850

Helmerich & Payne, Inc.	14,100	564,987
Nabors Industries Ltd.(b)	5,000	136,950
National - Oilwell, Inc.(b)	26,800	1,968,728
Noble Corp.	42,700	2,412,977
Oneok, Inc.	10,300	461,131
Schlumberger Ltd.	60,000	5,902,200
Sempra Energy	14,000	866,320
Suncor Energy, Inc.	5,000	543,650
Tenaris S.A.	13,900	621,747
Tidewater, Inc.	19,400	1,064,284
Transocean, Inc.	58,670	8,398,610
Weatherford International Ltd.(b)	28,900	1,982,540
		34,892,392
Refiners 0.26%
Sunoco, Inc.	8,700	630,228

Tankers 1.44%
Frontline Limited	12,000	576,000
General Maritime Corp.	9,500	232,275
Nordic American Tanker Shipping	5,000	164,100
Overseas Shipholding Group, Inc.	27,000	2,009,610
Teekay Corp.	10,000	532,100
		3,514,085
TOTAL ENERGY		78,892,917

Finance 23.27%
Banks 18.75%
Banco Bradesco - S.A.	114,500	3,664,000
Banco Itau Holding Financeira - S.A.	100,400	2,596,344
Banco Santander Chile - S.A.	11,400	581,286
BanColombia - S.A.	1,200	40,824
Bangkok Bank PLC	249,500	874,009
Bank Mandiri Persero Tbk PT	3,816,000	1,421,986
Bank of Yokohama Ltd.	231,800	1,626,739
BlackRock Kelso Capital Corp.	105,700	1,615,096
BOC Hong Kong Holdings Ltd.	395,000	1,106,875
Brookline Bancorp, Inc.	84,124	854,700
Daewoo Securities Co. Ltd.	41,830	1,367,446
Daishin Securities Co. Ltd.(b)(d)	77,200	497,940
Hana Financial Group, Inc.	69,600	3,747,492
ICICI Bank Ltd.- S.A.	21,400	1,316,100
Indochina Capital Vietnam Holdings Ltd.(b)	200,000	1,853,000
Joyo Bank Ltd.	146,000	816,811
Kasikornbank PLC	290,600	750,548
Kookmin Bank - ADR	11,700	857,844
Korea Exchange Bank	73,900	1,144,757
Lion Diversified Holdings BHD	197,500	114,666
Malayan Banking BHD	204,100	709,752
Melco International Development	218,000	327,668
Mirae Asset Securities	4,600	845,254
Nomura Holdings, Inc.	64,700	1,097,494
PennantPark Investment Corp.	150,900	1,512,018
People’s United Financial, Inc.	37,500	667,500
Public Bank BHD	307,700	1,023,496
Shizuoka Bank Ltd.	111,800	1,227,934
Siam Commercial Bank PCL	460,000	1,181,238
Siam Commercial Bank PLC	958,700	2,461,854
Sime Darby BHD(b)	85,969	309,353
Sovereign Bancorp, Inc.	35,900	409,260
Star Asia Financial Ltd.(d)(e)	75,000	562,500
UBS AG - Registered	22,800	1,055,266
Unibanco - Uniao de Bancos Brasileiros - GDR	21,200	2,960,368
Woori Finance Holdings Co. Ltd.(b)	108,000	2,174,884
Woori Investment & Securities Co. Ltd.	16,600	467,293
		45,841,595
Non-Bank 4.52%
Apollo Investment Corp.	298,489	5,089,237
Ares Capital Corp.	82,900	1,212,827
Broadridge Financial Solutions, Inc.	3,600	80,748
Daiwa Securities Group, Inc.	102,400	931,284

IntercontinentalExchange, Inc.(b)	5,400	1,039,500
Maiden Holdings Ltd.(d)(e)	23,900	239,000
The Nasdaq Stock Market, Inc.(b)	8,700	430,563
Nymex Holdings, Inc.	15,200	2,030,872
		11,054,031
TOTAL FINANCE		56,895,626

Healthcare 1.11%
BioSphere Medical, Inc.(b)(c)	50,000	256,500
BioSphere Medical, Inc.(b)	182,703	937,266
ImClone Systems, Inc.(b)	8,900	382,700
Molecular Insight Pharmaceuticals, Inc.(b)	42,900	388,674
Pharmion Corp.(b)	12,000	754,320
		2,719,460
Industrial 3.50%
Altra Holdings, Inc.(b)	2,900	48,227
American Science & Engineering, Inc.(a)	13,358	758,066
Bunge Ltd.	5,500	640,255
Chicago Bridge & Iron Company - NY shares	27,000	1,631,880
Crown Holdings, Inc.(b)	15,500	397,575
Energy Conversion Devices, Inc.(b)	21,300	716,745
First Resources Ltd.(b)	295,000	254,125
Grant Prideco, Inc.(b)	20,600	1,143,506
Smurfit-Stone Container Corp.(b)	163,000	1,721,280
Spirit Aerosystems Holdings, Inc.(b)	21,000	724,500
Textron, Inc.	7,400	527,620
		8,563,779
Insurance 2.97%
ACE Ltd.	16,400	1,013,192
Castlepoint Holdings Ltd.	31,100	373,200
Fidelity National Financial, Inc.	154,100	2,251,401
Loews Corp.	40,100	2,018,634
Montpelier Re Holdings Ltd.	62,800	1,068,228
The Travelers Cos., Inc.	10,000	538,000
		7,262,655
Metals & Mining 3.44%
Anglo American PLC - ADR	18,134	550,730
Barrick Gold Corp.	1,200	50,460
Cameco Corp.	66,200	2,635,422
Denison Mines Corp.(b)	57,900	521,537
First Uranium Corp.(b)	22,000	210,649
Freeport-McMoRan Copper & Gold, Inc.	22,500	2,304,900
Gerdau - S.A.	29,800	864,498
Goldcorp, Inc.	19,300	654,849
Paladin Energy Ltd.(b)	37,500	223,573
Uex Corp.(b)	8,500	56,928
Uranium One, Inc.(b)	25,000	223,669
Ur-Energy, Inc.(b)	32,200	115,495
		8,412,710
Real Estate 6.85%
Cheung Kong Holdings Ltd.	199,800	3,694,970
Ciputra Development Tbk PT(b)	3,429,000	324,920
Great Eagle Holdings Ltd.	235,080	878,829
Hang Lung Properties Ltd.	117,000	529,677
Henderson Land Development Co. Ltd.	148,000	1,394,131
Hopewell Holdings	95,000	438,608
Hysan Development Co. Ltd.	404,254	1,153,545
Hyundai Development Co.(b)	11,600	1,133,914
Italian-Thai Development PLC	2,088,000	511,385
Kerry Properties Ltd.	63,500	510,205
Shun Tak Holdings Ltd.(e)	60,000	94,339
Sun Hung Kai Properties Ltd.	165,000	3,504,245
Trikona Trinity Capital PLC(b)	564,168	1,072,499
Wharf Holdings Ltd.	226,000	1,183,997
Wharf Holdings Right(b)	28,250	38,766
YNH Property BHD	350,100	285,839
		16,749,869
Real Estate Investment Trusts (REITS) 1.31%
Annaly Capital Management, Inc.	137,600	2,501,568
Hatteras Financial(b)(d)(e)	34,300	686,000

Regal Real Estate Investment Trust	37,439	10,227
		3,197,795
Technology & Communications 15.86%
AU Optronics Corp. - ADR	26,415	507,168
Centron Telecom International Holdings Ltd.(b)	238,000	67,151
Chartered Semiconductor Manufacturing Ltd.(b)	960,000	643,579
China Unicom Ltd.	245,000	562,431
Cisco Systems, Inc.(b)	173,300	4,691,231
Comcast Corp.(b)	45,100	817,212
Corning, Inc.	59,300	1,422,607
CTC Media, Inc.(b)	36,000	1,087,200
Google, Inc. - Class A(b)	2,800	1,936,144
Ingram Micro, Inc.(b)	123,700	2,231,548
Intel Corp.	303,300	8,085,978
Magal Security Systems Ltd.(b)	76,443	486,177
Marvell Technology Group Ltd.(b)	28,200	394,236
Microsoft Corp.	161,600	5,752,960
NET Servicos de Comunicacao S.A.	57,000	682,860
Oracle Corp.(b)	176,500	3,985,370
Radvision Ltd.(a)(b)	157,945	1,745,292
Samsung Electronics Co. Ltd.	3,145	1,868,084
Sistema JSFC	20,800	868,400
SK Communications Co. Ltd.	11,600	402,756
Time Warner, Inc.	32,300	533,273
		38,771,657
Transportation 0.79%
Babcock & Brown Air Ltd.	62,800	1,143,588
Continental Airlines, Inc.(b)	20,000	445,000
Golar LNG, Ltd.	15,000	331,800
		1,920,388
Utilities 11.95%
Bakrie Sumatera Plantations Tbk PT	2,320,000	561,938
Byd Co. Ltd.	66,800	442,055
Cleco Corp.	8,500	236,300
Dominion Resources, Inc.	7,700	365,365
Dore Holdings Ltd.(e)	420,000	96,955
DPL, Inc.	50,900	1,509,185
Enbridge, Inc.	36,100	1,478,822
Equitable Resources, Inc.	31,000	1,651,680
Exelon Corp.	29,500	2,408,380
FirstEnergy Corp.	54,100	3,913,594
Gamuda BHD	597,000	870,136
Golden Agri-Resources Ltd.	443,000	652,444
IOI Corp. BHD	221,000	517,917
Mirant Corp.(b)	20,800	810,784
NRG Energy, Inc.(b)	41,400	1,794,276
PPL Corp.	14,800	770,932
PT Astra International Tbk	985,000	2,862,976
Public Service Enterprise Group Inc.	17,500	1,719,200
Reliant Energy, Inc.(b)	31,000	813,440
Sinopec Shanghai Petrochemical Co. Ltd.	990,000	610,704
Southern Union Company	46,000	1,350,560
The AES Corp.(b)	101,200	2,164,668
Williams Cos., Inc.(a)	45,000	1,610,100
		29,212,411

TOTAL COMMON STOCKS (Cost $223,457,815)		261,923,312

EXCHANGE TRADED FUNDS 3.50%
iShares MSCI Pacific	4,000	618,040
iShares MSCI Taiwan	88,400	1,331,304
StreetTRACKS Gold Trust(b)	80,300	6,613,508
		8,562,852

TOTAL EXCHANGE TRADED FUNDS (Cost $7,337,199)		8,562,852

PREFERRED STOCKS 2.06%
Arch Capital Group Ltd., 7.875%	75,000	1,740,000

Ashford Hospitality Trust, Inc., 8.550%		49,300	924,375
Federal National Mortgage Association (FNMA), 8.250%(b)		45,500	1,171,625
Federal National Mortgage Association (FNMA), 7.000%(f)		13,100	607,104
Freeport-McMoRan Copper & Gold, Inc., 6.750%(e)		3,900	588,588
			5,031,692

TOTAL PREFERRED STOCKS (Cost $5,248,330)			5,031,692

CLOSED-END FUNDS 0.38%
The Ottoman Fund(b)(e)		515,340	933,513

TOTAL CLOSED-END FUNDS (Cost $896,434)			933,513

Maturity Date	Coupon Rate	Principal Amount	Value
CORPORATE BONDS 2.40%
International Lease Finance Corp.
02/15/2012	5.400%	450,000	454,131
05/01/2012	5.300%	300,000	299,686
Suncor Energy, Inc.
06/15/2038	6.500%	1,175,000	1,260,650
Swedish Export Credit
04/30/2012	10.01%	3,800,000	3,857,000

TOTAL CORPORATE BONDS (Cost $5,746,666)			5,871,467

GOVERNMENT & AGENCY OBLIGATIONS 9.81%
Non-U.S. Government Obligations 2.31%
United Kingdom Treasury
09/07/2015	4.750%	2,800,000	5,654,511

TOTAL NON-U.S. GOVERNMENT OBLIGATIONS (Cost $5,258,289)			5,654,511

U.S. Government Obligations 7.50%
U.S. Treasury Bond
06/30/2012(a)	4.875%	5,600,000	5,941,253
05/15/2017(a)	4.500%	6,000,000	6,220,782
02/15/2025(a)	7.625%	4,500,000	6,171,331

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $17,644,947)			18,333,366

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $22,903,236)			23,987,877

MORTGAGE BACKED SECURITY 8.33%
Fannie Mae REMICS
Series 2006-3, Class ZE, 03/25/2036(a)	6.000%	2,231,944	2,201,380
Series 2007-68, Class KZ, 07/25/2037(a)	6.000%	772,783	763,658
Federal Home Loan Mortgage Corporation (FHLMC)
Series 2006-3211, Class LZ, 09/15/2036(a)	6.000%	4,310,731	4,377,142
Federal National Mortgage Association (FNMA)
03/29/2022(a)	6.250%	1,500,000	1,507,033
FNR
Series 2006-83, Class HZ, 08/25/2036(a)	6.000%	5,817,175	5,908,749
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035(f)	7.935%	1,707,233	1,785,090
Ginnie Mae II pool
Series 2007-3939, 01/20/2037	5.000%	485,513	474,379
Series 2007-3952, 02/20/2037	5.000%	438,960	428,894
Series 2007-3964, 03/20/2037	5.000%	406,231	396,915
Series 2007-3994, 06/20/2037	5.000%	1,000,000	977,068
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(f)	6.003%	705,027	697,242

Series 2007-37, Class SB, 03/20/2037(f)		6.003%	458,223	436,624
Series 2007-37, Class SY, 06/16/2037(f)		6.028%	415,475	417,247

TOTAL MORTGAGE BACKED SECURITY (Cost $19,601,440)				20,371,421

STRUCTURED NOTES 7.06%
Calyon
01/29/2022(e)(f)		9.300%	2,500,000	2,153,125
Federal Home Loan Bank System (FHLB)
12/20/2021(a)(f)		7.500%	7,000,000	6,938,750
04/18/2022(a)(f)		7.050%	5,000,000	4,812,500
Merrill Lynch & Co., Inc
01/29/2022(a)(e)(f)		9.580%	4,000,000	3,364,800

TOTAL STRUCTURED NOTES (Cost $18,385,000)				17,269,175

	Expiration Date	Exercise Price	Number of Contracts	Value
PURCHASED OPTIONS 0.70%
Purchased Call Options 0.22%
Citigroup, Inc.	January, 2008	$30.00	1,200	109,200
UBS AG	January, 2008	40.00	670	425,450

TOTAL PURCHASED CALL OPTIONS (Cost $2,404,340)				534,650

Purchased Put Options 0.48%
iShares Russell 2000 Index Fund	January, 2008	78.00	2,000	587,000
S&P 500 Index Option	January, 2008	1,475.00	200	586,000

TOTAL PURCHASED PUT OPTIONS (Cost $2,116,986)				1,173,000

TOTAL PURCHASED OPTIONS (Cost $4,521,326)				1,707,650

		Interest Rate	Shares	Value
SHORT TERM INVESTMENTS 10.91%
Money Market Instruments
JP Morgan Prime Money Market Fund		4.557%	1,915,195	1,915,195
Merrill Lynch U.S. Treasury Money Market Fund		3.137%	24,761,417	24,761,417

TOTAL SHORT TERM INVESTMENTS (Cost $26,676,612)				26,676,612

Total Investments - 152.29% (Cost $334,774,058)				372,335,571

Liabilities in Excess of Other Assets - (13.28%)				(32,466,319)

Liquidation Preference of Auction Market Preferred Shares, Series W28 (including dividends payable on preferred shares) - (39.01%)				(95,387,649)

NET ASSETS - 100.00%				$244,481,603

	Expiration Date	Exercise Price	Number of Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Put Options Written
iShares Russell 2000 Index Fund	January, 2008	$71.00	2,000	$(94,000)
S&P 500 Index Option	January, 2008	1,400.00	200	(156,000)
TOTAL PUT OPTIONS WRITTEN (Premiums received $1,149,564)				(250,000)

TOTAL OPTIONS WRITTEN (Premiums received $1,149,564)				$(250,000)

SCHEDULE OF SECURITIES SOLD SHORT

Name	Shares	Value
Aluminum Corp. of China Ltd.	(8,200)	$(415,248)
Amazon.com Corp.(b)	(10,900)	(1,009,776)
Archer-Daniels-Midland Co.	(16,400)	(761,452)
Ashland, Inc.	(3,700)	(175,491)
Bed Bath & Beyond, Inc.(b)	(29,400)	(864,066)
China Life Insurance Co. Ltd. - ADR	(36,600)	(2,799,900)
Cia Vale do Rio Doce	(64,400)	(2,103,948)
CNOOC Ltd.	(2,800)	(468,804)
Comerica, Inc.	(15,700)	(683,421)
Countrywide Financial	(19,200)	(171,648)
Cummins, Inc.	(8,300)	(1,057,171)
Dawson Geophysical Co.(b)	(1,400)	(100,044)
Financial Select Sector SPDR	(69,000)	(2,001,000)
iShares Dow Jones US Real Estate Index Fund	(30,000)	(1,977,000)
iShares FTSE/Xinhua China 25 Index Fund	(15,600)	(2,659,020)
iShares MSCI Mexico Index Fund	(18,300)	(1,025,349)
iShares Russell 2000 Index Fund	(79,500)	(6,045,975)
iShares S&P 500 Index Fund	(9,800)	(1,437,072)
Martin Marietta Materials, Inc.	(11,600)	(1,538,160)
Metavante Technologies, Inc.(b)	(144)	(3,358)
PetroChina Co. Ltd.	(2,400)	(421,128)
Toro Co.	(6,300)	(342,972)
US Bancorp	(18,400)	(584,016)
Vanguard Emerging Markets ETF	(29,000)	(3,037,170)

TOTAL SECURITIES SOLD SHORT (Proceeds $33,756,443)		$(31,683,189)

(a) Security, or portion of security, is being held as collateral for written options and/or short sales.

(b) Non-Income Producing Security

(c) Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of December 31, 2007, these securities has total of $586,080 or 0.23% of total net assets.

(d) Fair valued security; valued in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2007, these securities had total value of $1,985,440 or 0.81% of total net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2007, these securities had a total value of $9,791,319 or 4.00% of total net assets.

(f) Floating or variable rate security - rate disclosed as of December 31, 2007. Maturity date represents the next reset date.

ADR — American Depositary Receipt

BHD — Berhad (in Malaysia; equivalent to Public Limited Company)

GDR — Global Depositary Receipt

PLC — Public Limited Company

PT — equivalent to Public Limited Company in Indonesia

REMICs — Real Estate Mortgage Investment Conduits

S.A. — Sponsored ADR

SPDR — Standard & Poor’s Depository Receipt

Tbk — Terbuka (stock symbol in Indonesia)

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2007
Gross appreciation (excess of value over tax cost)	$49,816,305
Gross depreciation (excess of tax cost over value)	(13,534,921)
Net unrealized appreciation	$36,281,384
Cost of investments for income tax purposes	$336,054,187

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

December 31, 2007 (unaudited)

1.  Significant Accounting and Operating Policies

Clough Global Allocation Fund is a closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated April 27, 2004.   The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following summarizes the significant accounting policies of the Fund.

Security Valuation:  The net asset value per Share of the Fund is determined no less frequently than daily, on each day that the American Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time).  Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business.  As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.  Securities held by the fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day.  Over-the-counter securities traded on NASDAQ are valued based upon the closing price.  Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or pricing services at the mean between the latest available bid and asked prices.  As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities.  Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value.  Over-the-counter options are valued at the mean between bid and asked prices provided by dealers.  Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.  Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities:  The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Options:  In order to hedge against adverse market shifts, the Fund may utilize up to 10% of its total assets to purchase put and call options on securities.  The Fund may also utilize an additional 10% of its total assets to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets.  When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.

The Fund may also write covered put and call options on securities and stock indices.  When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities, which is included in the Annual and Semi-Annual reports to shareholders, as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity as of December 31, 2007 was as follows:

CALL OPTIONS WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of June 30, 2007	590	$159,282
Positions opened	—	—
Options expired	(120)	(38,760)
Options closed	(470)	(120,522)

Outstanding, December 31, 2007	—	$—
Market Value, December 31, 2007		$—

PUT OPTIONS  WRITTEN

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of June 30, 2007	—	—
Positions opened	2,200	$1,149,564
Options expired	—	—
Options split	—	—
Outstanding, December 31, 2007	2,200	$1,149,564
Market Value, December 31, 2007		$(250,000)

Short Sales:  The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Investment Income:  Investment security transactions are accounted for as of trade date.  Dividend income is recorded on the ex-dividend date.  Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Item 2 - Controls and Procedures.

(a)           The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive
officer)

Date:	February 29, 2008

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial
officer)

Date:	February 29, 2008